Film Costs (Details) (Textuals) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Film Costs (Textuals) [Abstract]
Unamortized costs of released films	89.00%
Amortized cost of completed films	¥ 79
Accrued participation liabilities expected to be paid in next twelve months	¥ 96
Amortization for released films	P3Y
Amortization for completed films	P12M